RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jan. 31, 2019
Related Party Transactions And Balances
Schedule of Related Party Transactions and Balances

	2019	2018	2017

Salaries, bonuses, fees and benefits
Members of the Board of Directors	$124,500	$191,575	$72,019
Other members of key management	37,801	55,071	34,581

Share-based payments
Members of the Board of Directors	219,248	400,000	-
Other members of key management	32,480	72,000	-
	$414,029	$718,646	$106,600

Schedule of Due to Related Parties
	January 31, 2019	January 31, 2018
Directors	11,250	29,250
Oniva International Services Corp.	20,217	10,615
Sampson Engineering Inc.	-	-
Intermark Capital Corp.	-	-
	$31,467	$39,865

Schedule of Related Party Transactions with Oniva
	2019	2018	2017
Salaries and benefits	$118,361	$105,344	$91,346
Office and miscellaneous	77,443	66,663	38,260

	$195,804	$172,007	$129,606